SEI DAILY INCOME TRUST

Ultra Short Duration Bond Fund (SECPX)
Short-Duration Government Fund (TCSGX)
Intermediate-Duration Government Fund (TCPGX)
GNMA Fund (SEGMX)

Supplement Dated August 12, 2010
to the Class A Shares Prospectus Dated May 31, 2010

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Notification of Change in Fees and Expenses of the Ultra Short Duration Bond Fund.

In the Fund Summary section of the above listed fund, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.50%

There are no other changes in the Fund Summary section of the Ultra Short Duration Bond Fund.

Notification of Change in Fees and Expenses of the Short-Duration Government Fund.

In the Fund Summary section of the above listed fund, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	0.25%

There are no other changes in the Fund Summary section of the Short-Duration Government Fund.

Notification of Change in Fees and Expenses of the Intermediate-Duration Government and GNMA Funds.

In the Fund Summary section for each of the above listed funds, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.25%

There are no other changes in the Fund Summary sections of the Intermediate-Duration Government and GNMA Funds.

In the Purchasing, Exchanging and Selling Fund Shares section, the following paragraphs are added before the last paragraph in that section:

Each Fund charges a redemption fee on a redemption or series of redemptions (including exchanges) from a single identifiable source (such as a particular investor, or multiple accounts managed by the same discretionary investment manager), that in the aggregate exceeds a specified dollar threshold within any thirty (30) day period. The dollar threshold that triggers the redemption fee and the level of the redemption fee are set forth in the "Shareholder Fees" table for each Fund.

The purpose of the redemption fee is to offset the cost to a Fund arising from a large shareholder redeeming assets out of the Fund in a short period of time. The Fund will seek to identify any investor or investment manager that may spread out trades that in the aggregate exceed the threshold over a number of days within the 30 day period. If the Fund identifies that an investor or investment manager is crossing the threshold after some redemptions have already been processed, the Fund will impose the redemption fee on subsequent redemption requests received within the 30 day period. An investment manager should be aware that seeking to evade the fee by spreading out trades that exceed the threshold within a 30 day period could result in some of its clients being charged the fee while others will not. It is the responsibility of the manager to ensure that it is trading in a way that will result in fair treatment to its clients. If the Fund becomes aware that an investor or investment manager is seeking to evade the fee by spreading out trades that exceed the threshold within a 30 day period, the Fund may take such action as it deems appropriate, including refusing future purchases from such investor or investment manager.

Redemption fees will not apply to redemptions related to routine periodic account rebalancing transactions. The redemption fee may also be waived by the Fund, in its sole discretion, if the Fund determines that the costs to the Fund of a large redemption can be mitigated. This may be the case, for example, if the Fund redeems the investor in kind, or if the investor gives advance notice to the Fund and/or delays the implementation of the redemption in a manner that the Fund determines sufficiently mitigates the impact to the Fund.

The redemption fee only applies to shares purchased after August 12, 2010 and will apply to shares purchased with reinvested dividends or distributions.

There are no other changes in the Purchasing, Exchanging and Selling Fund Shares section.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-682 (8/10)

SEI DAILY INCOME TRUST

Ultra Short Duration Bond Fund

Supplement Dated August 12, 2010
to the Class G Shares Prospectus Dated May 31, 2010

This Supplement provides new and additional information beyond that contained in the Class G Shares Prospectus, and should be read in conjunction with such Prospectus.

Notification of Change in Fees and Expenses of the Ultra Short Duration Bond Fund.

In the Fund Summary section of the above listed fund, the following table is added under the sub-section entitled "Fees and Expenses" immediately above the Annual Fund Operating Expenses table:

SHAREHOLDER FEES (fees paid directly from your investment)	Class G Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.50%

There are no other changes in the Fund Summary section of the Ultra Short Duration Bond Fund.

In the Purchasing, Exchanging and Selling Fund Shares section, the following paragraphs are added before the last paragraph in that section:

The Fund charges a redemption fee on a redemption or series of redemptions (including exchanges) from a single identifiable source (such as a particular investor, or multiple accounts managed by the same discretionary investment manager), that in the aggregate exceeds a specified dollar threshold within any thirty (30) day period. The dollar threshold that triggers the redemption fee and the level of the redemption fee are set forth in the "Shareholder Fees" table for the Fund.

The purpose of the redemption fee is to offset the cost to the Fund arising from a large shareholder redeeming assets out of the Fund in a short period of time. The Fund will seek to identify any investor or investment manager that may spread out trades that in the aggregate exceed the threshold over a number of days within the 30 day period. If the Fund identifies that an investor or investment manager is crossing the threshold after some redemptions have already been processed, the Fund will impose the redemption fee on subsequent redemption requests received within the 30 day period. An investment manager should be aware that seeking to evade the fee by spreading out trades that exceed the threshold within a 30 day period could result in some of its clients being charged the fee while others will not. It is the responsibility of the manager to ensure that it is trading in a way that will result in fair treatment to its clients. If the Fund becomes aware that an investor or investment manager is seeking to evade the fee by spreading out trades that exceed the threshold within a 30 day period, the Fund may take such action as it deems appropriate, including refusing future purchases from such investor or investment manager.

Redemption fees will not apply to redemptions related to routine periodic account rebalancing transactions. The redemption fee may also be waived by the Fund, in its sole discretion, if the Fund determines that the costs to the Fund of a large redemption can be mitigated. This may be the case, for example, if the Fund redeems the investor in kind, or if the investor gives advance notice to the Fund and/or delays the implementation of the redemption in a manner that the Fund determines sufficiently mitigates the impact to the Fund.

The redemption fee only applies to shares purchased after August 12, 2010 and will apply to shares purchased with reinvested dividends or distributions.

There are no other changes in the Purchasing, Exchanging and Selling Fund Shares section.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-683 (8/10)